Commitments, Contingencies and Guarantees - Additional Information (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
UnrecognizedTaxBenefitsIncludingInterestAndPenalties		€ 148.8	€ 136.4
Unrecognized Tax Benefits		113.9	105.5	€ 71.5
Expense on operating lease payments		48.6	45.2	€ 45.1
Contractual Obligation	[1]	€ 7,802.3
Zeiss Commitment R&D and Capex investment Contractual Term		6 years
Zeiss Commitment Consideration already paid During the Year		€ 147.5	€ 12.0
Non-committed gurantee facility		€ 85.0

[1]	We have excluded unrecognized tax benefits for an amount of EUR 148.8 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.